Tax Matters - Deferred Taxes (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Prepaid/deferred items - Deferred tax assets		$ 2,180	$ 2,247
Inventories - Deferred tax assets		366	381
Intangible assets - Deferred tax assets		1,139	1,063
Property, plant and equipment - Deferred tax assets		92	65
Employee benefits - Deferred tax assets		3,356	3,302
Restructurings and other charges - Deferred tax assets		458	318
Legal and product liability reserves - Deferred tax assets		650	730
Net operating loss/credit carryforwards - Deferred tax assets	[1]	2,957	3,808
State and local tax adjustments - Deferred tax assets		301	328
All other - Deferred tax assets		306	310
Subtotal - Deferred tax assets		11,806	12,552
Valuation allowance		(1,949)	(2,029)
Total deferred taxes - Deferred tax assets		9,857	10,523
Deferred Tax Liabilities
Prepaid/deferred items - Deferred tax liabilities		(68)	(38)
Inventories - Deferred tax liabilities		(47)	(190)
Intangible assets - Deferred tax liabilities		(15,172)	(10,885)
Property, plant and equipment - Deferred tax liabilities		(982)	(1,096)
Employee benefits - Deferred tax liabilities		(74)	(167)
Restructurings and other charges - Deferred tax liabilities		(2)	(20)
Unremitted earnings - Deferred tax liabilities	[2]	(23,108)	(23,626)
All other - Deferred tax liabilities		(503)	(646)
Deferred tax liabilities, gross		(39,956)	(36,668)
Net deferred tax liability	[3]	$ (30,099)	$ (26,145)

[1]	The amounts in 2016 and 2015 are reduced for unrecognized tax benefits of $3.0 billion and $2.9 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.
[2]	The decrease in 2016 reflects the reversal of certain prior year accruals for earnings outside the U.S. that were not indefinitely reinvested overseas, partially offset by additional accruals for certain funds earned outside the U.S. in the current year that will not be indefinitely reinvested overseas. For additional information, see Note 5A.
[3]	In 2016, Noncurrent deferred tax assets and other noncurrent tax assets ($654 million), and Noncurrent deferred tax liabilities ($30.8 billion). In 2015, Noncurrent deferred tax assets and other noncurrent tax assets ($732 million), and Noncurrent deferred tax liabilities ($26.8 billion).